Capital management and regulatory requirements	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Capital management and regulatory requirements	Capital management and regulatory requirements
The Company’s equity consists of capital and debt. In order to maintain or adjust the capital structure, the Company actively manages its equity as capital and may adjust the amount of debt borrowings, dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets. The Company's capital management framework takes into account the requirements of the Company as a whole as well as the needs and requirements of each of its subsidiaries. The Company’s officers and senior management are responsible for managing the Company’s capital and do so through quarterly portfolio management meetings and regular review of financial information.
As of December 31, 2024, the Company was in compliance with all financial covenants in its debt facilities. These include restrictions on the distribution capacity from MLC US Holdings to the Company.
Insurance capital requirements
Ability is subject to minimum capital and surplus requirements. Insurance companies typically operate in excess of such requirements. Failure to maintain such minimum capital will result in regulatory actions, including in certain circumstances regulatory takeover of the insurance company.
Ability is subject to risk based capital (“RBC”) standards and other minimum capital and surplus requirements imposed by state laws. Regulatory capital requirements for Ability are determined in accordance with statutory requirements of the Nebraska Department of Insurance. The RBC requirement is a statutory minimum level of capital that is based on multiple factors including: an insurance company's size, and the inherent riskiness of its financial assets, liabilities and operations. That is, the company must hold capital in proportion to its risk. The RBC formula is intended to measure the adequacy of the insurance company’s statutory surplus in relation to the risks inherent in its business. The RBC formula requires higher surplus in relation to items deemed to have higher risk. Regulatory action is triggered beginning at 200% RBC and below. The minimum RBC ratio for Ability is 200% and Ability must have a ratio in excess of 300% to be able to reinsure new business. Ability’s RBC ratio is tested annually at the end of Ability’s financial year and estimated on a quarterly basis.  When calculated at December 31, 2024 it was in excess of the minimum requirement.  From time to time during a particular financial year, Ability may take steps to increase its RBC ratio to ensure it remains above the minimum requirement or exceeds the ratio required to write new business, which steps may include, among other things, securing additional funding. Ability’s minimum capital requirements do not require a minimum level of cash to be held. Ability does not have to include cash as part of its regulatory capital provided the minimum capital requirements are satisfied.
Insurance subsidiary dividend restrictions
Ability’s statutory statements are presented on the basis of accounting practices determined by the Nebraska Department of Insurance (“NEDOI”). The NEDOI recognizes only permits and/or prescribes certain statutory accounting practices determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under insurance law. The amount of dividends that Ability may pay in a twelve-month period, without prior approval by Ability, is restricted by the laws of Nebraska.
Under Nebraska law, dividends payable from Ability's unassigned funds during any twelve-month period without prior approval of the state’s Insurance Director are limited to the greater of 10% of Ability’s surplus as shown on the immediately preceding calendar year’s statutory financial statement on file with the NEDOI or 100% net gain from operations for the prior calendar year. Any dividend in excess of such limitation must be approved by the Insurance Director. Based on these restrictions, Ability could not pay any dividends to its parent absent regulatory approval as of each of December 31, 2024 and December 31, 2023.
Note 25. Capital management and regulatory requirements
The Company’s capital structure consists of equity and debt. In order to maintain or adjust the capital structure, the Company actively manages its equity as capital and may adjust the amount of debt borrowings, dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets. The Company's capital management framework takes into account the requirements of the Company as a whole as well as the needs and requirements of each of its subsidiaries. The Company’s officers and senior management are responsible for managing the Company’s capital and do so through quarterly portfolio management meetings and regular review of financial information.
As of September 30, 2025, the Company was in compliance with all financial covenants in its debt facilities. These include restrictions on the distribution capacity from MLC US Holdings to the Company.
Insurance capital requirements
Ability is subject to minimum capital and surplus requirements. Insurance companies typically operate in excess of such requirements. Failure to maintain such minimum capital will result in regulatory actions, including in certain circumstances regulatory takeover of the insurance company.
Ability is subject to risk based capital (“RBC”) standards and other minimum capital and surplus requirements imposed by state laws. Regulatory capital requirements for Ability are determined in accordance with statutory requirements of the Nebraska Department of Insurance. The RBC requirement is a statutory minimum level of capital that is based on multiple factors including: an insurance company's size, and the inherent riskiness of its financial assets, liabilities and operations. That is, the company must hold capital in proportion to its risk. The RBC formula is intended to measure the adequacy of the insurance company’s statutory surplus in relation to the risks inherent in its business. The RBC formula requires higher surplus in relation to items deemed to have higher risk. Regulatory action is triggered beginning at 200% RBC and below. The minimum RBC ratio for Ability is 200% and Ability must have a ratio in excess of 300% to be able to reinsure new business. Ability’s RBC ratio is tested annually at the end of Ability’s financial year and estimated on a quarterly basis.  When calculated at December 31, 2024 it was 325% which was in excess of the minimum requirement.  From time to time during a particular financial year, Ability may take steps to increase its RBC ratio to ensure it remains above the minimum requirement or exceeds the ratio required to write new business, which steps may include, among other things, securing additional funding. Ability’s minimum capital requirements do not require a minimum level of cash to be held. Ability does not have to include cash as part of its regulatory capital provided the minimum capital requirements are satisfied.
Insurance subsidiary dividend restrictions
Ability’s statutory statements are presented on the basis of accounting practices determined by the Nebraska Department of Insurance (“NEDOI”). The NEDOI recognizes only permits and/or prescribes certain statutory accounting practices determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under insurance law. The amount of dividends that Ability may pay in a twelve-month period, without prior approval by Ability, is restricted by the laws of Nebraska.
Under Nebraska law, dividends payable from Ability's unassigned funds during any twelve-month period without prior approval of the state’s Insurance Director are limited to the greater of 10% of Ability’s surplus as shown on the immediately preceding calendar year’s statutory financial statement on file with the NEDOI or 100% net gain from operations for the prior calendar year. Any dividend in excess of such limitation must be approved by the Insurance Director. Based on these restrictions, Ability could not pay any dividends to its parent absent regulatory approval as of each of September 30, 2025 and December 31, 2024.